SCHEDULE OF INVESTMENTS
Ivy International Core Equity Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia
Materials – 2.7%
BHP Group plc	1,894	$48,436
BHP Group plc ADR	541	27,661
Newcrest Mining Ltd.	3,031	68,084

		144,181

Total Australia - 2.7%		$144,181

Canada
Consumer Discretionary – 0.6%
Dollarama, Inc.	841	29,582

Energy – 3.1%
Canadian Natural Resources Ltd.	2,306	62,177
Seven Generations Energy Ltd., Class A(A)	7,424	36,397
Suncor Energy, Inc.	2,267	70,715

		169,289

Total Canada - 3.7%		$198,871

China
Consumer Discretionary – 3.1%
Alibaba Group Holding Ltd. ADR(A)(B)	567	96,044
Huayu Automotive Systems Co. Ltd., A Shares	22,860	71,979

		168,023

Consumer Staples – 1.3%
Wuliangye Yibin Co. Ltd., A Shares	4,093	70,469

Financials – 1.4%
China Construction Bank Corp.	89,853	77,454

Industrials – 1.0%
Han’s Laser Technology Industry Group Co. Ltd., A Shares	10,758	54,002

Total China - 6.8%		$369,948

Finland
Information Technology – 1.1%
Nokia Corp., Series A ADR(C)	5,910	29,607
Nokia OYJ	5,992	29,842

		59,449

Total Finland - 1.1%		$59,449

France
Communication Services – 1.8%
Criteo S.A. ADR(A)	74	1,268
Orange S.A.	6,101	96,228

		97,496

Consumer Staples – 1.5%
Danone S.A.	995	84,246

Energy – 2.8%
Total S.A.	2,711	152,089

Industrials – 3.8%
Airbus SE	935	132,376
Schneider Electric S.A.	789	71,394

		203,770

Total France - 9.9%		$537,601

Germany
Consumer Discretionary – 2.4%
adidas AG	245	75,873

Continental AG	372	54,110

		129,983

Financials – 1.0%
Commerzbank AG(C)	7,428	53,342

Health Care – 4.5%
Bayer AG	1,240	86,023
Fresenius Medical Care AG & Co. KGaA	988	77,615
Merck KGaA	785	81,957

		245,595

Information Technology – 2.6%
SAP AG	1,018	139,597

Real Estate – 1.0%
Deutsche Wohnen AG	1,490	54,602

Utilities – 1.2%
E.ON AG	5,838	63,344

Total Germany - 12.7%		$686,463

Hong Kong
Financials – 3.3%
AIA Group Ltd.	8,369	90,380
Hong Kong Exchanges and Clearing Ltd.	2,547	89,998

		180,378

Total Hong Kong - 3.3%		$180,378

Ireland
Materials – 1.4%
CRH plc	2,370	77,451

Total Ireland - 1.4%		$77,451

Italy
Financials – 1.4%
UniCredit S.p.A.	6,209	76,423

Total Italy - 1.4%		$76,423

Japan
Communication Services – 0.8%
Nintendo Co. Ltd.	108	39,478

Consumer Discretionary – 4.6%
Isuzu Motors Ltd.	6,218	71,019
Sony Corp.	421	22,124
Subaru Corp.	3,858	93,941
Zozo, Inc.	3,211	60,266

		247,350

Consumer Staples – 1.2%
Seven & i Holdings Co. Ltd.	1,870	63,362

Energy – 1.1%
Inpex Corp.	6,317	57,249

Financials – 1.8%
Tokio Marine Holdings, Inc.	1,989	99,804

Industrials – 1.2%
SMC Corp.	176	66,154

Information Technology – 0.3%
Tokyo Electron Ltd.	111	15,602

Total Japan - 11.0%		$588,999

Luxembourg
Energy – 1.1%
Tenaris S.A.	2,145	28,132
Tenaris S.A. ADR	1,166	30,685

		58,817

Total Luxembourg - 1.1%		$58,817

Netherlands
Health Care – 1.1%
Qiagen N.V.(A)	1,479	60,046

Industrials – 2.5%
Koninklijke Philips Electronics N.V., Ordinary Shares(C)	1,579	68,663
Randstad Holding N.V.(A)	1,149	63,037

		131,700

Total Netherlands - 3.6%		$191,746

Norway
Communication Services – 1.1%
Telenor ASA	2,747	58,358

Financials – 1.6%
DNB ASA	4,631	86,286

Total Norway - 2.7%		$144,644

South Africa
Communication Services – 1.1%
Naspers Ltd., Class N	248	59,987

Total South Africa - 1.1%		$59,987

South Korea
Information Technology – 1.0%
Samsung Electronics Co. Ltd.	1,415	57,609

Total South Korea - 1.0%		$57,609

Spain
Consumer Discretionary – 1.2%
Industria de Diseno Textil S.A.	2,233	67,174

Total Spain - 1.2%		$67,174

Sweden
Financials – 1.5%
Swedbank AB	5,276	79,432

Total Sweden - 1.5%		$79,432

Switzerland
Consumer Staples – 2.8%
Nestle S.A., Registered Shares	1,475	152,699

Health Care – 5.7%
Lonza Group Ltd., Registered Shares	156	52,678
Novartis AG ADR	610	55,706
Novartis AG, Registered Shares	671	61,235
Roche Holdings AG, Genusscheine	494	138,825

		308,444

Industrials – 1.7%
Ferguson plc	1,321	94,021

Materials – 1.2%
Glencore International plc	18,471	63,929

Total Switzerland - 11.4%		$619,093

United Kingdom
Communication Services – 1.3%
BT Group plc	29,022	72,566

Consumer Discretionary – 1.2%
Whitbread plc(C)	1,124	66,154

Consumer Staples – 4.1%
British American Tobacco plc	1,997	69,745
Imperial Tobacco Group plc	2,272	53,308
Unilever plc	1,589	98,668

		221,721

Energy – 2.8%
BP plc	9,210	64,161
BP plc ADR	687	28,630
FMC Technologies, Inc.	2,056	53,328
Technip-Coflexip	214	5,508

		151,627

Industrials – 2.0%
Babcock International Group plc	7,076	41,189
BAE Systems plc	11,433	71,852

		113,041

Information Technology – 1.4%
Amdocs Ltd.	1,228	76,237

Total United Kingdom - 12.8%		$701,346

United States
Consumer Discretionary – 0.7%
Booking Holdings, Inc.(A)	21	39,448

Total United States - 0.7%		$39,448

TOTAL COMMON STOCKS – 91.1%		$4,939,060

(Cost: $4,842,067)

INVESTMENT FUNDS
United States – 1.3%
SPDR Gold Trust(A)	531	70,697

TOTAL INVESTMENT FUNDS – 1.3%		$70,697

(Cost: $65,079)

SHORT-TERM SECURITIES	Principal
Commercial Paper(D) – 4.9%
Brown-Forman Corp. 2.810%, 7-26-19	$5,000	4,990
Diageo Capital plc (GTD by Diageo plc):
2.502%, 7-8-19	20,000	19,986
3.010%, 7-10-19	5,000	4,996
2.940%, 7-12-19	20,000	19,980
General Mills, Inc.:
2.544%, 7-8-19	5,000	4,997
2.760%, 7-23-19	10,000	9,982
International Paper Co.:
2.860%, 7-15-19	5,000	4,994
2.720%, 7-29-19	5,000	4,989
J.M. Smucker Co. (The) 2.501%, 7-1-19	3,016	3,015
McCormick & Co., Inc. 3.100%, 7-11-19	19,000	18,982
McDonalds Corp. 2.470%, 7-15-19	5,000	4,995
Mondelez International, Inc.:
2.603%, 7-1-19	19,000	18,996
2.860%, 7-15-19	14,000	13,983
2.830%, 7-17-19	9,548	9,535
2.740%, 7-25-19	7,000	6,987
2.720%, 7-29-19	13,000	12,972
Northern Illinois Gas Co. 2.462%, 7-8-19	14,389	14,379

Toronto-Dominion Bank 2.600%, 7-26-19	3,932	3,925
UnitedHealth Group, Inc.:
2.482%, 7-8-19	30,000	29,979
2.820%, 7-15-19	15,000	14,982
2.780%, 7-18-19	15,000	14,979
2.730%, 7-23-19	2,606	2,602
2.710%, 7-25-19	1,000	998
2.670%, 7-31-19	13,000	12,970
Virginia Electric and Power Co. 3.150%, 7-10-19	5,000	4,996
Wisconsin Gas LLC 2.920%, 7-18-19	4,000	3,994

		268,183

Master Note – 0.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.620%, 7-5-19(E)	4,152	4,152

	Shares
Money Market Funds – 0.4%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 2.360%, (F)(G)	21,781	21,781

	Principal
Municipal Obligations – 0.1%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps) 1.900%, 7-7-19(E)	$1,100	1,100
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.) (1-Week U.S. LIBOR plus 10 bps) 2.400%, 7-7-19(E)	6,545	6,545

		7,645

United States Government Agency Obligations – 2.2%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
2.300%, 7-7-19(E)	31,350	31,350
2.940%, 7-7-19(E)	1,212	1,212
2.350%, 7-7-19(E)	39,391	39,391
2.400%, 7-7-19(E)	24,815	24,815
2.360%, 7-7-19(E)	18,440	18,440

2.390%, 7-7-19(E)	3,200	3,200

		118,408

TOTAL SHORT-TERM SECURITIES – 7.7%		$420,169

(Cost: $420,227)

TOTAL INVESTMENT SECURITIES – 100.1%		$5,429,926

(Cost: $5,327,373)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(4,069)

NET ASSETS – 100.0%		$5,425,857

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $10,557 are held in collateralized accounts for OTC foreign forward currency contracts collateral.
(C)	All or a portion of securities with an aggregate value of $20,680 are on loan.
(D)	Rate shown is the yield to maturity at June 30, 2019.
(E)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Rate shown is the annualized 7-day yield at June 30, 2019.
(G)	Investment made with cash collateral received from securities on loan.

The following forward foreign currency contracts were outstanding at June 30, 2019:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation
U.S. Dollar	532,326	Japanese Yen	58,755,596	7-5-19	Deutsche Bank AG	$12,771
Chinese Yuan Renminbi Offshore	3,083,381	U.S. Dollar	449,172	8-15-19	Deutsche Bank AG	467

						$13,238

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$1,268	$326,617	$—
Consumer Discretionary	165,074	582,640	—
Consumer Staples	—	592,497	—
Energy	281,932	307,139	—
Financials	—	653,119	—
Health Care	93,484	520,601	—
Industrials	—	662,688	—
Information Technology	105,844	242,650	—
Materials	27,661	257,900	—
Real Estate	—	54,602	—
Utilities	—	63,344	—

Total Common Stocks	$675,263	$4,263,797	$—
Investment Funds	70,697	—	—
Short-Term Securities	21,781	398,388	—

Total	$767,741	$4,662,185	$—

Forward Foreign Currency Contracts	$—	$13,238	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$5,327,373

Gross unrealized appreciation	644,302
Gross unrealized depreciation	(541,749)

Net unrealized appreciation	$102,553